Portfolio of Investments – as of April 30, 2025 (Unaudited)
Natixis Target Retirement 2055 Fund*

Shares	Description	Value (†)
Common Stocks — 57.6% of Net Assets
	Aerospace & Defense — 1.4%
301	AAR Corp.(a)	$16,091
13	Axon Enterprise, Inc.(a)	7,973
832	Boeing Co.(a)	152,456
139	General Electric Co.	28,014
52	L3Harris Technologies, Inc.	11,441
47	Lockheed Martin Corp.	22,454
92	Moog, Inc., Class A	15,387
17	Northrop Grumman Corp.	8,271
219	RTX Corp.	27,623
120	Woodward, Inc.	22,508
		312,218
	Air Freight & Logistics — 0.3%
368	Expeditors International of Washington, Inc.	40,447
39	FedEx Corp.	8,203
240	GXO Logistics, Inc.(a)	8,697
62	United Parcel Service, Inc., Class B	5,909
		63,256
	Automobile Components — 0.4%
922	BorgWarner, Inc.	26,166
747	Magna International, Inc.	25,966
1,822	Mobileye Global, Inc., Class A(a)	26,565
238	Visteon Corp.(a)	18,847
		97,544
	Automobiles — 1.5%
2,173	General Motors Co.	98,306
806	Tesla, Inc.(a)	227,421
116	Thor Industries, Inc.	8,401
		334,128
	Banks — 2.9%
503	Ameris Bancorp	29,476
834	Atlantic Union Bankshares Corp.	23,102
895	Banc of California, Inc.	12,065
2,628	Bank of America Corp.	104,805
1,635	Citigroup, Inc.	111,801
99	Citizens Financial Group, Inc.	3,652
286	East West Bancorp, Inc.	24,467
37	First Citizens BancShares, Inc., Class A	65,828
1,569	First Financial Bancorp	36,322
1,508	Fulton Financial Corp.	25,153
251	JPMorgan Chase & Co.	61,400
122	PNC Financial Services Group, Inc.	19,604
359	SouthState Corp.	31,154
167	Truist Financial Corp.	6,403
191	U.S. Bancorp	7,705
481	Webster Financial Corp.	22,751
857	Wells Fargo & Co.	60,856
		646,544
	Beverages — 1.4%
82	Boston Beer Co., Inc., Class A(a)	20,156
528	Coca-Cola Co.	38,306
190	Constellation Brands, Inc., Class A	35,632
1,687	Keurig Dr. Pepper, Inc.	58,353
2,047	Monster Beverage Corp.(a)	123,066
236	PepsiCo, Inc.	31,997
		307,510
	Biotechnology — 1.4%
164	AbbVie, Inc.	31,996
339	Alnylam Pharmaceuticals, Inc.(a)	89,238
35	Amgen, Inc.	10,182
Shares	Description	Value (†)
	Biotechnology — continued
252	BioMarin Pharmaceutical, Inc.(a)	$16,050
385	CRISPR Therapeutics AG(a)	14,888
222	Gilead Sciences, Inc.	23,652
253	Halozyme Therapeutics, Inc.(a)	15,539
91	Incyte Corp.(a)	5,702
143	Neurocrine Biosciences, Inc.(a)	15,400
118	Regeneron Pharmaceuticals, Inc.	70,654
43	United Therapeutics Corp.(a)	13,033
15	Vertex Pharmaceuticals, Inc.(a)	7,643
		313,977
	Broadline Retail — 1.7%
187	Alibaba Group Holding Ltd., ADR	22,333
1,867	Amazon.com, Inc.(a)	344,312
100	eBay, Inc.	6,816
114	Ollie's Bargain Outlet Holdings, Inc.(a)	12,097
		385,558
	Building Products — 0.6%
65	Carlisle Cos., Inc.	24,666
133	Carrier Global Corp.	8,318
771	Fortune Brands Innovations, Inc.	41,495
579	Masco Corp.	35,093
157	Owens Corning	22,830
161	Trex Co., Inc.(a)	9,309
		141,711
	Capital Markets — 3.5%
761	Bank of New York Mellon Corp.	61,192
37	BlackRock, Inc.	33,828
1,339	Carlyle Group, Inc.	51,739
59	Cboe Global Markets, Inc.	13,086
1,495	Charles Schwab Corp.	121,693
114	CME Group, Inc.	31,587
93	FactSet Research Systems, Inc.	40,196
33	Goldman Sachs Group, Inc.	18,069
613	Intercontinental Exchange, Inc.	102,966
410	Janus Henderson Group PLC	13,616
77	KKR & Co., Inc.	8,799
81	Morgan Stanley	9,349
77	MSCI, Inc.	41,974
776	Nasdaq, Inc.	59,139
42	Northern Trust Corp.	3,947
54	S&P Global, Inc.	27,003
587	SEI Investments Co.	45,956
796	State Street Corp.	70,128
299	Stifel Financial Corp.	25,621
42	T. Rowe Price Group, Inc.	3,719
		783,607
	Chemicals — 0.8%
43	Air Products & Chemicals, Inc.	11,657
255	Celanese Corp.	11,350
796	Corteva, Inc.	49,344
63	DuPont de Nemours, Inc.	4,157
80	Ecolab, Inc.	20,115
223	HB Fuller Co.	12,051
159	Innospec, Inc.	14,227
69	Linde PLC	31,273
189	Minerals Technologies, Inc.	9,751
26	Sherwin-Williams Co.	9,176
254	Stepan Co.	12,842
		185,943
	Commercial Services & Supplies — 0.2%
114	MSA Safety, Inc.	17,946

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
246	RB Global, Inc.	$24,772
34	Waste Management, Inc.	7,934
		50,652
	Communications Equipment — 0.2%
61	Arista Networks, Inc.(a)	5,018
204	Ciena Corp.(a)	13,701
74	F5, Inc.(a)	19,591
		38,310
	Construction & Engineering — 0.3%
197	AECOM	19,434
52	Comfort Systems USA, Inc.	20,673
55	EMCOR Group, Inc.	22,038
33	Quanta Services, Inc.	9,659
		71,804
	Construction Materials — 0.1%
28	Martin Marietta Materials, Inc.	14,671
65	Vulcan Materials Co.	17,052
		31,723
	Consumer Finance — 0.8%
2,473	Ally Financial, Inc.	80,768
49	American Express Co.	13,054
441	Capital One Financial Corp.	79,495
		173,317
	Consumer Staples Distribution & Retail — 0.8%
224	BJ's Wholesale Club Holdings, Inc.(a)	26,333
52	Casey's General Stores, Inc.	24,055
25	Costco Wholesale Corp.	24,862
461	Kroger Co.	33,289
164	Sprouts Farmers Market, Inc.(a)	28,044
43	Target Corp.	4,158
459	Walmart, Inc.	44,638
		185,379
	Containers & Packaging — 0.2%
229	Crown Holdings, Inc.	22,060
369	Sonoco Products Co.	15,129
		37,189
	Distributors — 0.2%
295	Genuine Parts Co.	34,677
	Diversified Consumer Services — 0.2%
39	Duolingo, Inc.(a)	15,190
102	Grand Canyon Education, Inc.(a)	18,194
277	Service Corp. International	22,132
		55,516
	Diversified REITs — 0.1%
663	American Assets Trust, Inc.	12,418
	Diversified Telecommunication Services — 0.4%
1,655	AT&T, Inc.	45,843
387	Iridium Communications, Inc.	9,338
828	Verizon Communications, Inc.	36,482
		91,663
	Electric Utilities — 0.4%
156	Alliant Energy Corp.	9,522
213	Eversource Energy	12,669
160	Exelon Corp.	7,504
363	FirstEnergy Corp.	15,565
151	IDACORP, Inc.	17,832
756	PPL Corp.	27,594
137	Xcel Energy, Inc.	9,686
		100,372
Shares	Description	Value (†)
	Electrical Equipment — 0.3%
53	Eaton Corp. PLC	$15,602
173	Emerson Electric Co.	18,184
33	GE Vernova, Inc.	12,237
341	nVent Electric PLC	18,724
124	Regal Rexnord Corp.	13,124
		77,871
	Electronic Equipment, Instruments & Components — 0.8%
174	Advanced Energy Industries, Inc.	16,949
129	Amphenol Corp., Class A	9,927
363	Avnet, Inc.	17,057
277	Cognex Corp.	7,562
200	Coherent Corp.(a)	12,864
40	Fabrinet(a)	8,202
499	Flex Ltd.(a)	17,136
923	Knowles Corp.(a)	14,528
57	Littelfuse, Inc.	10,392
432	TE Connectivity PLC	63,236
18	Teledyne Technologies, Inc.(a)	8,389
18	Zebra Technologies Corp., Class A(a)	4,506
		190,748
	Energy Equipment & Services — 0.2%
757	ChampionX Corp.	18,266
1,047	NOV, Inc.	12,156
229	Schlumberger NV	7,614
		38,036
	Entertainment — 1.7%
44	Electronic Arts, Inc.	6,384
72	Live Nation Entertainment, Inc.(a)	9,537
199	Netflix, Inc.(a)	225,212
40	Take-Two Interactive Software, Inc.(a)	9,333
1,097	Walt Disney Co.	99,772
4,442	Warner Bros. Discovery, Inc.(a)	38,512
		388,750
	Financial Services — 2.1%
451	Block, Inc.(a)	26,370
1,084	Corebridge Financial, Inc.	32,119
586	Equitable Holdings, Inc.	28,978
258	Fiserv, Inc.(a)	47,619
572	Global Payments, Inc.	43,649
31	Jack Henry & Associates, Inc.	5,376
33	Mastercard, Inc., Class A	18,086
1,223	MGIC Investment Corp.	30,465
501	PayPal Holdings, Inc.(a)	32,986
557	Visa, Inc., Class A	192,444
262	Voya Financial, Inc.	15,510
79	WEX, Inc.(a)	10,299
		483,901
	Food Products — 0.6%
2,625	B&G Foods, Inc.	18,086
438	General Mills, Inc.	24,852
46	Hershey Co.	7,691
151	Ingredion, Inc.	20,056
126	Kellanova	10,429
618	Kraft Heinz Co.	17,984
128	McCormick & Co., Inc.	9,812
337	Mondelez International, Inc., Class A	22,960
		131,870
	Gas Utilities — 0.3%
106	Atmos Energy Corp.	17,027

Shares	Description	Value (†)
	Gas Utilities — continued
416	New Jersey Resources Corp.	$20,359
257	ONE Gas, Inc.	20,177
		57,563
	Ground Transportation — 0.4%
434	CSX Corp.	12,183
27	Norfolk Southern Corp.	6,049
109	Ryder System, Inc.	15,006
33	Saia, Inc.(a)	8,052
90	Uber Technologies, Inc.(a)	7,291
86	Union Pacific Corp.	18,547
136	XPO, Inc.(a)	14,432
		81,560
	Health Care Equipment & Supplies — 1.2%
18	Align Technology, Inc.(a)	3,119
902	Baxter International, Inc.	28,115
79	Becton Dickinson & Co.	16,360
80	Edwards Lifesciences Corp.(a)	6,039
706	GE HealthCare Technologies, Inc.	49,653
103	Glaukos Corp.(a)	9,708
124	Hologic, Inc.(a)	7,217
129	Intuitive Surgical, Inc.(a)	66,538
184	Merit Medical Systems, Inc.(a)	17,379
60	Penumbra, Inc.(a)	17,571
24	ResMed, Inc.	5,678
50	STERIS PLC	11,237
74	Stryker Corp.	27,670
59	Zimmer Biomet Holdings, Inc.	6,080
		272,364
	Health Care Providers & Services — 1.6%
102	Cardinal Health, Inc.	14,411
1,316	Centene Corp.(a)	78,763
37	Chemed Corp.	21,516
65	Cigna Group	22,103
536	CVS Health Corp.	35,756
189	Elevance Health, Inc.	79,490
21	HCA Healthcare, Inc.	7,247
142	HealthEquity, Inc.(a)	12,172
15	Humana, Inc.	3,934
29	Labcorp Holdings, Inc.	6,989
21	McKesson Corp.	14,969
676	Option Care Health, Inc.(a)	21,841
111	UnitedHealth Group, Inc.	45,670
		364,861
	Health Care REITs — 0.1%
215	Welltower, Inc.	32,807
	Health Care Technology — 0.7%
1,711	Doximity, Inc., Class A(a)	97,321
291	Veeva Systems, Inc., Class A(a)	68,004
		165,325
	Hotel & Resort REITs — 0.0%
226	Host Hotels & Resorts, Inc.	3,191
	Hotels, Restaurants & Leisure — 1.4%
577	Airbnb, Inc., Class A(a)	70,348
452	Aramark	15,110
4	Booking Holdings, Inc.	20,397
195	Chipotle Mexican Grill, Inc.(a)	9,851
47	DoorDash, Inc., Class A(a)	9,066
166	Marriott Vacations Worldwide Corp.	9,098
109	McDonald's Corp.	34,842
766	Starbucks Corp.	61,318
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
377	Travel & Leisure Co.	$16,562
49	Wingstop, Inc.	12,931
631	Yum China Holdings, Inc.	27,329
202	Yum! Brands, Inc.	30,389
		317,241
	Household Durables — 0.3%
368	KB Home	19,883
222	Meritage Homes Corp.	15,127
378	Taylor Morrison Home Corp.(a)	21,679
191	Toll Brothers, Inc.	19,266
		75,955
	Household Products — 0.5%
200	Church & Dwight Co., Inc.	19,868
79	Colgate-Palmolive Co.	7,283
554	Energizer Holdings, Inc.	14,980
457	Procter & Gamble Co.	74,295
		116,426
	Independent Power & Renewable Electricity Producers — 0.1%
488	AES Corp.	4,880
429	Clearway Energy, Inc., Class A	11,733
		16,613
	Industrial Conglomerates — 0.1%
56	3M Co.	7,779
64	Honeywell International, Inc.	13,472
		21,251
	Industrial REITs — 0.1%
97	Prologis, Inc.	9,913
520	Rexford Industrial Realty, Inc.	17,212
		27,125
	Insurance — 1.8%
44	Allstate Corp.	8,729
922	American International Group, Inc.	75,161
94	Arch Capital Group Ltd.	8,524
86	Arthur J Gallagher & Co.	27,579
279	Assured Guaranty Ltd.	24,477
44	Chubb Ltd.	12,587
265	First American Financial Corp.	16,115
160	Hanover Insurance Group, Inc.	26,576
149	Hartford Insurance Group, Inc.	18,278
64	Marsh & McLennan Cos., Inc.	14,430
73	Prudential Financial, Inc.	7,498
309	Reinsurance Group of America, Inc.	57,879
229	Selective Insurance Group, Inc.	19,976
74	Travelers Cos., Inc.	19,546
254	Willis Towers Watson PLC	78,181
		415,536
	Interactive Media & Services — 2.6%
985	Alphabet, Inc., Class A	156,418
1,367	Alphabet, Inc., Class C	219,937
369	Meta Platforms, Inc., Class A	202,581
432	Yelp, Inc.(a)	15,154
		594,090
	IT Services — 0.6%
87	Accenture PLC, Class A	26,026
216	Cognizant Technology Solutions Corp., Class A	15,891
61	International Business Machines Corp.	14,751
411	Kyndryl Holdings, Inc.(a)	13,325
746	Shopify, Inc., Class A(a)	70,870
		140,863

Shares	Description	Value (†)
	Leisure Products — 0.1%
803	Mattel, Inc.(a)	$12,760
	Life Sciences Tools & Services — 0.7%
47	Agilent Technologies, Inc.	5,057
1,036	Avantor, Inc.(a)	13,458
43	Bio-Techne Corp.	2,165
17	Charles River Laboratories International, Inc.(a)	2,017
63	Danaher Corp.	12,558
432	Illumina, Inc.(a)	33,523
418	IQVIA Holdings, Inc.(a)	64,819
85	Repligen Corp.(a)	11,729
10	West Pharmaceutical Services, Inc.	2,113
		147,439
	Machinery — 1.2%
110	AGCO Corp.	9,331
239	Deere & Co.	110,791
84	Dover Corp.	14,335
129	Fortive Corp.	8,990
366	Graco, Inc.	29,869
29	Illinois Tool Works, Inc.	6,957
256	ITT, Inc.	35,077
154	Oshkosh Corp.	12,899
143	SPX Technologies, Inc.(a)	19,184
255	Terex Corp.	8,976
164	Toro Co.	11,198
		267,607
	Media — 0.9%
184	Charter Communications, Inc., Class A(a)	72,102
1,637	Comcast Corp., Class A	55,986
376	Fox Corp., Class B	17,386
444	Interpublic Group of Cos., Inc.	11,153
281	Liberty Broadband Corp., Class C(a)	25,400
196	Omnicom Group, Inc.	14,927
		196,954
	Metals & Mining — 0.3%
343	Alcoa Corp.	8,414
89	Carpenter Technology Corp.	17,409
98	Freeport-McMoRan, Inc.	3,531
144	Newmont Corp.	7,586
80	Reliance, Inc.	23,058
324	U.S. Steel Corp.	14,162
		74,160
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
1,251	Annaly Capital Management, Inc.	24,520
	Multi-Utilities — 0.1%
164	Consolidated Edison, Inc.	18,491
64	DTE Energy Co.	8,768
43	WEC Energy Group, Inc.	4,709
		31,968
	Office REITs — 0.3%
916	COPT Defense Properties	23,917
879	Easterly Government Properties, Inc.	17,729
779	Highwoods Properties, Inc.	22,155
411	Kilroy Realty Corp.	12,951
		76,752
	Oil, Gas & Consumable Fuels — 2.4%
458	Antero Resources Corp.(a)	15,952
2,010	APA Corp.	31,235
264	Chevron Corp.	35,920
408	CNX Resources Corp.(a)	12,008
1,033	ConocoPhillips	92,061
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
208	Devon Energy Corp.	$6,325
34	Diamondback Energy, Inc.	4,488
492	EOG Resources, Inc.	54,282
599	Exxon Mobil Corp.	63,272
50	Hess Corp.	6,453
756	Kinder Morgan, Inc.	19,883
355	Marathon Petroleum Corp.	48,781
138	ONEOK, Inc.	11,338
398	Ovintiv, Inc.	13,365
838	Phillips 66	87,202
445	Range Resources Corp.	15,099
57	Valero Energy Corp.	6,617
272	Williams Cos., Inc.	15,931
		540,212
	Passenger Airlines — 0.3%
1,280	American Airlines Group, Inc.(a)	12,736
1,426	Delta Air Lines, Inc.	59,364
		72,100
	Personal Care Products — 0.2%
63	Estee Lauder Cos., Inc., Class A	3,778
2,127	Kenvue, Inc.	50,197
		53,975
	Pharmaceuticals — 1.7%
364	Bristol-Myers Squibb Co.	18,273
40	Eli Lilly & Co.	35,958
106	Jazz Pharmaceuticals PLC(a)	12,398
428	Johnson & Johnson	66,901
1,188	Merck & Co., Inc.	101,218
234	Novartis AG, ADR	26,557
759	Novo Nordisk AS, ADR	50,435
851	Pfizer, Inc.	20,773
715	Roche Holding AG, ADR	29,150
103	Zoetis, Inc.	16,109
		377,772
	Professional Services — 0.6%
32	Automatic Data Processing, Inc.	9,619
277	Equifax, Inc.	72,056
250	Exponent, Inc.	19,670
202	Korn Ferry	12,463
71	Leidos Holdings, Inc.	10,450
38	Paychex, Inc.	5,591
84	Paylocity Holding Corp.(a)	16,136
		145,985
	Real Estate Management & Development — 0.4%
430	CBRE Group, Inc., Class A(a)	52,538
48	CoStar Group, Inc.(a)	3,560
105	Jones Lang LaSalle, Inc.(a)	23,878
		79,976
	Residential REITs — 0.1%
51	AvalonBay Communities, Inc.	10,709
	Retail REITs — 0.2%
1,511	Brixmor Property Group, Inc.	37,639
	Semiconductors & Semiconductor Equipment — 3.1%
217	Advanced Micro Devices, Inc.(a)	21,125
111	Analog Devices, Inc.	21,636
91	Applied Materials, Inc.	13,715
610	ARM Holdings PLC, ADR(a)	69,571
224	Broadcom, Inc.	43,113
392	Entegris, Inc.	31,015
599	Intel Corp.	12,040

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
102	Lam Research Corp.	$7,310
224	Lattice Semiconductor Corp.(a)	10,960
53	Microchip Technology, Inc.	2,442
154	Micron Technology, Inc.	11,850
224	MKS Instruments, Inc.	15,712
3,253	NVIDIA Corp.	354,317
46	ON Semiconductor Corp.(a)	1,826
85	Onto Innovation, Inc.(a)	10,368
379	QUALCOMM, Inc.	56,266
84	Silicon Laboratories, Inc.(a)	8,548
125	Texas Instruments, Inc.	20,006
		711,820
	Software — 4.5%
47	Adobe, Inc.(a)	17,624
21	ANSYS, Inc.(a)	6,760
368	Autodesk, Inc.(a)	100,924
46	Cadence Design Systems, Inc.(a)	13,696
231	Docusign, Inc.(a)	18,884
438	Dynatrace, Inc.(a)	20,573
179	Guidewire Software, Inc.(a)	36,654
18	Intuit, Inc.	11,294
95	Manhattan Associates, Inc.(a)	16,852
864	Microsoft Corp.	341,505
1,123	Oracle Corp.	158,029
45	Palo Alto Networks, Inc.(a)	8,412
51	PTC, Inc.(a)	7,903
81	Qualys, Inc.(a)	10,183
50	Roper Technologies, Inc.	28,004
378	Salesforce, Inc.	101,572
22	ServiceNow, Inc.(a)	21,010
73	SPS Commerce, Inc.(a)	10,476
19	Synopsys, Inc.(a)	8,721
23	Tyler Technologies, Inc.(a)	12,496
234	Workday, Inc., Class A(a)	57,330
		1,008,902
	Specialized REITs — 0.1%
40	American Tower Corp.	9,016
49	Crown Castle, Inc.	5,182
30	Digital Realty Trust, Inc.	4,816
10	Equinix, Inc.	8,608
		27,622
	Specialty Retail — 0.8%
51	Asbury Automotive Group, Inc.(a)	11,125
89	Burlington Stores, Inc.(a)	20,028
78	Dick's Sporting Goods, Inc.	14,644
159	Floor & Decor Holdings, Inc., Class A(a)	11,359
429	GameStop Corp., Class A(a)	11,952
100	Home Depot, Inc.	36,049
49	Lithia Motors, Inc.	14,345
59	Lowe's Cos., Inc.	13,190
9	O'Reilly Automotive, Inc.(a)	12,737
55	Ross Stores, Inc.	7,645
253	TJX Cos., Inc.	32,556
		185,630
	Technology Hardware, Storage & Peripherals — 1.3%
1,310	Apple, Inc.	278,375
270	Hewlett Packard Enterprise Co.	4,379
170	HP, Inc.	4,347
68	NetApp, Inc.	6,103
		293,204
Shares	Description	Value (†)
	Textiles, Apparel & Luxury Goods — 0.4%
91	Crocs, Inc.(a)	$8,774
8	Lululemon Athletica, Inc.(a)	2,166
901	NIKE, Inc., Class B	50,817
146	PVH Corp.	10,071
34	Ralph Lauren Corp.	7,648
2,354	Under Armour, Inc., Class A(a)	13,465
499	VF Corp.	5,928
		98,869
	Trading Companies & Distributors — 0.2%
352	Core & Main, Inc., Class A(a)	18,543
56	Watsco, Inc.	25,751
		44,294
	Water Utilities — 0.2%
513	American States Water Co.	41,610
38	American Water Works Co., Inc.	5,586
		47,196
	Wireless Telecommunication Services — 0.1%
503	Telephone & Data Systems, Inc.	18,857
	Total Common Stocks (Identified Cost $12,114,542)	13,055,885

Principal Amount
Bonds and Notes — 4.6%
	Apartment REITs — 0.0%
$6,000	Essex Portfolio LP, 3.000%, 1/15/2030	5,549
	Automotive — 0.1%
9,000	Cummins, Inc., 5.150%, 2/20/2034	9,131
11,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	10,898
4,000	Lear Corp., 4.250%, 5/15/2029	3,892
6,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	5,423
		29,344
	Banking — 0.5%
7,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	6,768
11,000	Bank of America Corp., MTN, (fixed rate to 2/04/2032, variable rate thereafter), 2.972%, 2/04/2033	9,671
12,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	11,603
9,000	Citigroup, Inc., 4.600%, 3/09/2026	8,996
7,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	6,995
9,000	Huntington Bancshares, Inc., (fixed rate to 2/02/2034, variable rate thereafter), 5.709%, 2/02/2035	9,016
11,000	KeyCorp, MTN, 2.550%, 10/01/2029	9,978
7,000	M&T Bank Corp., (fixed rate to 10/30/2028, variable rate thereafter), 7.413%, 10/30/2029	7,530
5,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	4,890
6,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	5,793
5,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	4,962
11,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	10,776
11,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	11,007
6,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	5,172
		113,157

Principal Amount	Description	Value (†)
	Brokerage — 0.1%
$10,000	BlackRock, Inc., 2.400%, 4/30/2030	$9,152
10,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	6,443
		15,595
	Building Materials — 0.1%
8,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	7,396
11,000	Owens Corning, 3.950%, 8/15/2029	10,707
		18,103
	Chemicals — 0.1%
11,000	Ecolab, Inc., 2.125%, 2/01/2032	9,381
3,000	LYB International Finance BV, 5.250%, 7/15/2043	2,606
		11,987
	Consumer Products — 0.1%
11,000	Kenvue, Inc., 5.050%, 3/22/2053	10,211
10,000	Procter & Gamble Co., 3.000%, 3/25/2030	9,548
		19,759
	Diversified Manufacturing — 0.1%
10,000	Eaton Corp., 4.150%, 3/15/2033	9,604
6,000	Emerson Electric Co., 2.000%, 12/21/2028	5,564
		15,168
	Electric — 0.2%
5,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	4,708
11,000	Entergy Corp., 0.900%, 9/15/2025	10,844
5,000	Exelon Corp., 4.050%, 4/15/2030	4,868
11,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	9,793
4,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	3,880
3,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,182
11,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	10,890
		47,165
	Environmental — 0.1%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	5,049
8,000	Waste Management, Inc., 2.950%, 6/01/2041	5,860
		10,909
	Finance Companies — 0.0%
3,000	ARES Capital Corp., 3.250%, 7/15/2025	2,990
6,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	5,670
		8,660
	Food & Beverage — 0.2%
6,000	Bunge Ltd. Finance Corp., 2.750%, 5/14/2031	5,371
12,000	Coca-Cola Co., 1.450%, 6/01/2027	11,423
7,000	Kellanova, 4.300%, 5/15/2028	7,017
6,000	Keurig Dr. Pepper, Inc., 3.200%, 5/01/2030	5,620
4,000	Mondelez International, Inc., 2.750%, 4/13/2030	3,677
10,000	PepsiCo, Inc., 2.750%, 3/19/2030	9,348
		42,456
	Government Owned - No Guarantee — 0.1%
8,000	Equinor ASA, 3.625%, 4/06/2040	6,515
15,000	Federal National Mortgage Association, 6.625%, 11/15/2030	17,031
		23,546
	Health Care REITs — 0.1%
10,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	9,899
8,000	Welltower OP LLC, 2.800%, 6/01/2031	7,202
		17,101
Principal Amount	Description	Value (†)
	Health Insurance — 0.1%
$9,000	Elevance Health, Inc., 4.101%, 3/01/2028	$8,949
7,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	7,295
		16,244
	Healthcare — 0.1%
5,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	4,988
4,000	CVS Health Corp., 4.300%, 3/25/2028	3,970
5,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	4,913
6,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	5,553
		19,424
	Home Construction — 0.0%
9,000	NVR, Inc., 3.000%, 5/15/2030	8,285
	Integrated Energy — 0.0%
7,000	Shell International Finance BV, 6.375%, 12/15/2038	7,684
	Life Insurance — 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,099
8,000	Manulife Financial Corp., 3.703%, 3/16/2032	7,459
5,000	MetLife, Inc., 5.375%, 7/15/2033	5,154
6,000	Prudential Financial, Inc., 3.935%, 12/07/2049	4,509
		19,221
	Media Entertainment — 0.1%
4,000	Netflix, Inc., 3.625%, 6/15/2025(b)	3,992
8,000	Netflix, Inc., 4.900%, 8/15/2034	8,067
		12,059
	Metals & Mining — 0.0%
6,000	Nucor Corp., 3.125%, 4/01/2032	5,383
	Midstream — 0.0%
8,000	Enbridge, Inc., 5.625%, 4/05/2034	8,093
	Mortgage Related — 1.1%
2,523	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	2,004
16,305	Federal Home Loan Mortgage Corp., 2.000%, 5/01/2052	12,944
10,760	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2051	8,954
3,551	Federal Home Loan Mortgage Corp., 2.500%, 6/01/2051	2,972
5,445	Federal Home Loan Mortgage Corp., 2.500%, 11/01/2051	4,538
6,473	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	5,378
3,409	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2052	2,832
1,710	Federal Home Loan Mortgage Corp., 2.500%, 6/01/2052	1,422
2,328	Federal Home Loan Mortgage Corp., 3.000%, 2/01/2052	2,026
4,951	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	4,302
15,596	Federal Home Loan Mortgage Corp., 3.000%, 8/01/2052	13,546
9,510	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2052	8,259
2,474	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	2,237
2,520	Federal Home Loan Mortgage Corp., 3.500%, 6/01/2052	2,276
4,376	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	3,955
844	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	788
1,722	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	1,607
4,555	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2053	4,360
5,510	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	5,401
3,121	Federal National Mortgage Association, 2.000%, 7/01/2051	2,488
14,148	Federal National Mortgage Association, 2.000%, 8/01/2051	11,276
2,414	Federal National Mortgage Association, 2.000%, 10/01/2051	1,918
12,681	Federal National Mortgage Association, 2.000%, 3/01/2052	10,074
3,449	Federal National Mortgage Association, 2.500%, 2/01/2051	2,870
2,982	Federal National Mortgage Association, 2.500%, 9/01/2051	2,484

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$11,945	Federal National Mortgage Association, 2.500%, 5/01/2052	$9,924
12,936	Federal National Mortgage Association, 2.500%, 6/01/2052	10,763
417	Federal National Mortgage Association, 3.000%, 4/01/2034	405
232	Federal National Mortgage Association, 3.000%, 7/01/2034	223
695	Federal National Mortgage Association, 3.000%, 6/01/2049	611
993	Federal National Mortgage Association, 3.000%, 12/01/2049	868
4,861	Federal National Mortgage Association, 3.000%, 5/01/2051	4,232
4,100	Federal National Mortgage Association, 3.000%, 4/01/2052	3,567
9,530	Federal National Mortgage Association, 3.000%, 7/01/2052	8,274
891	Federal National Mortgage Association, 3.500%, 6/01/2049	811
458	Federal National Mortgage Association, 3.500%, 8/01/2049	417
16,357	Federal National Mortgage Association, 3.500%, 5/01/2052	14,787
9,619	Federal National Mortgage Association, 3.500%, 8/01/2052	8,710
250	Federal National Mortgage Association, 4.000%, 2/01/2049	235
328	Federal National Mortgage Association, 4.000%, 3/01/2050	308
4,240	Federal National Mortgage Association, 4.000%, 9/01/2052	3,959
9,065	Federal National Mortgage Association, 4.000%, 5/01/2053	8,456
101	Federal National Mortgage Association, 4.500%, 6/01/2048	98
251	Federal National Mortgage Association, 4.500%, 5/01/2049	244
1,757	Federal National Mortgage Association, 4.500%, 2/01/2053	1,683
885	Federal National Mortgage Association, 4.500%, 4/01/2053	848
9,142	Federal National Mortgage Association, 4.500%, 8/01/2053	8,747
788	Government National Mortgage Association, 3.000%, 4/20/2052	698
6,432	Government National Mortgage Association, 3.000%, 6/20/2052	5,695
917	Government National Mortgage Association, 4.000%, 8/20/2053	856
3,586	Government National Mortgage Association, 5.000%, 7/20/2053	3,524
15,775	Government National Mortgage Association, 5.500%, 4/20/2053	15,818
		235,672
	Office REITs — 0.0%
5,000	Boston Properties LP, 2.750%, 10/01/2026	4,848
	Oil Field Services — 0.0%
5,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	4,896
4,000	Schlumberger Investment SA, 4.850%, 5/15/2033	3,846
		8,742
Principal Amount	Description	Value (†)
	Other REITs — 0.0%
$6,000	Prologis LP, 1.250%, 10/15/2030	$5,093
	Pharmaceuticals — 0.1%
15,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	13,301
4,000	Biogen, Inc., 2.250%, 5/01/2030	3,557
6,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	5,806
4,000	Merck & Co., Inc., 1.450%, 6/24/2030	3,476
4,000	Viatris, Inc., 3.850%, 6/22/2040	2,805
		28,945
	Property & Casualty Insurance — 0.0%
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	1,839
5,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	4,446
		6,285
	Railroads — 0.1%
9,000	CSX Corp., 2.600%, 11/01/2026	8,774
16,000	Union Pacific Corp., 2.950%, 3/10/2052	10,108
		18,882
	Restaurants — 0.0%
10,000	Starbucks Corp., 2.250%, 3/12/2030	8,975
	Retail REITs — 0.0%
2,000	Realty Income Corp., 2.700%, 2/15/2032	1,728
2,000	Realty Income Corp., 3.400%, 1/15/2028	1,951
		3,679
	Retailers — 0.1%
5,000	Amazon.com, Inc., 3.875%, 8/22/2037	4,506
13,000	Home Depot, Inc., 1.375%, 3/15/2031	10,917
11,000	TJX Cos., Inc., 1.150%, 5/15/2028	10,101
4,000	Walmart, Inc., 4.100%, 4/15/2033	3,901
		29,425
	Technology — 0.3%
9,000	Adobe, Inc., 2.300%, 2/01/2030	8,283
6,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	5,746
6,000	Intel Corp., 2.450%, 11/15/2029	5,404
10,000	International Business Machines Corp., 4.000%, 6/20/2042	8,154
8,000	NVIDIA Corp., 2.850%, 4/01/2030	7,560
7,000	Oracle Corp., 2.950%, 5/15/2025	6,995
10,000	QUALCOMM, Inc., 1.650%, 5/20/2032	8,204
6,000	QUALCOMM, Inc., 4.500%, 5/20/2052	4,968
9,000	Salesforce, Inc., 1.500%, 7/15/2028	8,332
5,000	Texas Instruments, Inc., 4.900%, 3/14/2033	5,064
		68,710
	Treasuries — 0.5%
17,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	8,269
11,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	8,055
10,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	6,976
25,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	18,597
14,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	10,509
18,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	13,397
8,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	7,408
31,000	U.S. Treasury Notes, 0.375%, 11/30/2025	30,338
10,000	U.S. Treasury Notes, 3.125%, 8/31/2027	9,895
		113,444
	Utility Other — 0.0%
6,000	Essential Utilities, Inc., 4.276%, 5/01/2049	4,614
	Wireless — 0.1%
9,000	Vodafone Group PLC, 6.150%, 2/27/2037	9,516

Principal Amount	Description	Value (†)
	Wirelines — 0.1%
$5,000	AT&T, Inc., 3.650%, 6/01/2051	$3,498
14,000	Verizon Communications, Inc., 2.650%, 11/20/2040	9,842
		13,340
	Total Bonds and Notes (Identified Cost $1,051,205)	1,035,062

Shares
Exchange-Traded Funds — 9.1%
24,503	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,892,119)	2,074,914

Mutual Funds — 14.4%
80,619	WCM Focused Emerging Markets Fund, Institutional Class	1,207,675
85,434	WCM Focused International Growth Fund, Institutional Class	2,051,259
	Total Mutual Funds (Identified Cost $3,312,838)	3,258,934

Affiliated Mutual Funds — 11.0%
9,842	Loomis Sayles Inflation Protected Securities Fund, Class N	96,055
39,284	Mirova Global Green Bond Fund, Class N	341,375
157,654	Mirova International Megatrends Fund, Class N	2,049,500
	Total Affiliated Mutual Funds (Identified Cost $2,476,575)	2,486,930

Principal Amount	Description	Value (†)
Short-Term Investments — 3.6%
$811,772	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2025 at 2.500% to be repurchased at $811,828 on 5/01/2025 collateralized by $457,200 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2026 valued at $607,333; $217,100 U.S. Treasury Note, 4.500% due 7/15/2026 valued at $221,706 including accrued interest(c) (Identified Cost $811,772)	$811,772
	Total Investments — 100.3% (Identified Cost $21,659,051)	22,723,497
	Other assets less liabilities — (0.3)%	(58,135)
	Net Assets — 100.0%	$22,665,362

*	Subsequent Event. On March 13, 2025, the Board of Trustees approved a plan to liquidate Natixis Target Retirement 2055 Fund. Liquidation will take place on or about July 29, 2025.

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the value of Rule 144A holdings amounted to $14,628 or
0.1% of net assets.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of April 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2025, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2025	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$94,187	$813	$710	$6	$1,759	$96,055	9,842	$813
Mirova Global Green Bond Fund, Class N	339,741	331	2,240	113	3,430	341,375	39,284	—
Mirova International Megatrends Fund, Class N	1,986,817	260	18,424	2,600	78,247	2,049,500	157,654	—
	$2,420,745	$1,404	$21,374	$2,719	$83,436	$2,486,930	206,780	$813

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$13,055,885	$ —	$ —	$13,055,885
Bonds and Notes(a)	—	1,035,062	—	1,035,062
Exchange-Traded Funds	2,074,914	—	—	2,074,914
Mutual Funds	3,258,934	—	—	3,258,934
Affiliated Mutual Funds	2,486,930	—	—	2,486,930
Short-Term Investments	—	811,772	—	811,772
Total Investments	$20,876,663	$1,846,834	$—	$22,723,497

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2025 (Unaudited)
Equity	90.2%
Fixed Income	6.5
Short-Term Investments	3.6
Total Investments	100.3
Other assets less liabilities	(0.3)
Net Assets	100.0%